Risk Management and Derivative Instruments (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Interest rate swaps [Member] | Range One [Member]
Fixed-for floating interest rate swap open positions
Effective dates of the swaps, inception date	Jan. 31, 2012
Effective dates of the swaps, maturity date	Jan. 31, 2013
Notional amount	$ 100,000
Floating Rate	1 Month LIBOR
Fixed Rate	0.60%
Interest rate swaps [Member] | Range Two [Member]
Fixed-for floating interest rate swap open positions
Effective dates of the swaps, inception date	Jan. 31, 2013
Effective dates of the swaps, maturity date	Dec. 31, 2016
Notional amount	100,000
Floating Rate	1 Month LIBOR
Fixed Rate	1.305%
Interest rate swaps [Member] | Range Three [Member]
Fixed-for floating interest rate swap open positions
Effective dates of the swaps, inception date	May 31, 2012
Effective dates of the swaps, maturity date	Jan. 31, 2013
Notional amount	50,000
Floating Rate	1 Month LIBOR
Fixed Rate	0.60%
Interest rate swaps [Member] | Range Four [Member]
Fixed-for floating interest rate swap open positions
Effective dates of the swaps, inception date	Jan. 31, 2013
Effective dates of the swaps, maturity date	Dec. 31, 2016
Notional amount	50,000
Floating Rate	1 Month LIBOR
Fixed Rate	0.97%
Predecessor [Member] | Range One [Member]
Fixed-for floating interest rate swap open positions
Effective dates of the swaps, inception date	Jun. 30, 2012
Effective dates of the swaps, maturity date	Jun. 30, 2014
Notional amount	11,500
Floating Rate	1 Month LIBOR
Fixed Rate	0.50%
Predecessor [Member] | Range Two [Member]
Fixed-for floating interest rate swap open positions
Effective dates of the swaps, inception date	Apr. 30, 2011
Effective dates of the swaps, maturity date	Apr. 30, 2014
Notional amount	75,000
Floating Rate	1 Month LIBOR
Fixed Rate	1.51%
Predecessor [Member] | Range Three [Member]
Fixed-for floating interest rate swap open positions
Effective dates of the swaps, inception date	Dec. 31, 2010
Effective dates of the swaps, maturity date	Dec. 31, 2013
Notional amount	20,000
Floating Rate	1 Month LIBOR
Fixed Rate	1.36%
Predecessor [Member] | Range Four [Member]
Fixed-for floating interest rate swap open positions
Effective dates of the swaps, inception date	Dec. 31, 2010
Effective dates of the swaps, maturity date	Dec. 31, 2013
Notional amount	$ 10,000
Floating Rate	1 Month LIBOR
Fixed Rate	1.365%